Expense Example {- Fidelity SAI Municipal Income Fund} - 12.31 Fidelity SAI Municipal Income Fund_PRO-07 - Fidelity SAI Municipal Income Fund - Fidelity SAI Municipal Income Fund	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456